SHARE-BASED PAYMENTS - Options (Details)	1 Months Ended	6 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares
SHARE-BASED PAYMENTS
Number of options, granted during the period	1,200,000
Exercise price of the stock options, granted during the period | $ / shares	$ 4.55
Period to date to date exercise price of options on cashless basis at their WVAP	20 days
Stock options
SHARE-BASED PAYMENTS
Vesting period	3 years
Options that vest every 12 months (as a percent)	33.00%		33.00%
Options incentive Plan
SHARE-BASED PAYMENTS
Number of options, granted during the period			1,200,000
Weighted average exercise price, granted during the year/period | $ / shares			$ 4.55
Number of shares effective at period	1,200,000	1,200,000	1,200,000	1,200,000
Weighted average exercise price effective at period (per share) | $ / shares	$ 4.55	$ 4.55	$ 4.55	$ 4.55
Charge of the plan recognized		$ 400,000